Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Other Information [Abstract]
Schedule of key management personnel compensation
During the years ended December 31, 2018, 2017 and 2016, managing director compensation was comprised of the following:

(in € thousands)	2018	2017	2016
Short-term benefits	970	693	481
Other employment benefits	—	—	25
Share-based payments	5,120	1,522	884
Total compensation	6,090	2,215	1,390

Schedule of future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations
As of the reporting date, future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations are as follows:

	December 31,
(in € thousands)	2018	2017
Less than one year	1,691	1,220
Between one and five years	1,089	1,371
More than five years	—	—
Total	2,780	2,591